Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Crude oil	$ 3,227	$ 3,608
Natural gas	410	825
Emission allowances	464	436
Refined petroleum and petrochemical products	7,413	7,920
Total current inventories	11,514	12,789
Trading inventories	9,850	14,004
Current inventories arising from extractive activities and current production supplies	21,364	26,793
Supplies	1,455	1,288
Total current inventories	22,819	28,081
Cost of inventories expensed in the income statement	$ 119,307	$ 141,043	$ 92,923